Condensed Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Legal and professional fees	$ 707,780	$ 145,588	$ 0	$ 3,752,583	$ 937,110	$ 1,913,373
Formation			618,884			0
Insurance	2,913	133,302	107,221	25,479	395,559	528,861
Other operating costs	88,307	20,385	25,735	296,231	181,339	267,883
Operating cost—related party	30,000	30,000	24,193	90,000	90,000	120,000
Loss from operations	(829,000)	(329,275)	(776,033)	(4,164,293)	(1,604,008)	(2,830,117)
Other income (expense):
Dividends earned on marketable securities held in Trust Account	413,940	1,245,745		1,719,810	1,632,690
Recovery of offering costs related to the IPO allocated to warrants	0	0		425,040	0
Change in fair value of warrant liabilities	1,046,784	3,345,600	10,944,240	(206,016)	11,608,560	13,179,936
Interest income on marketable securities held in Trust Account			2,137			3,984,431
Warrant issuance costs			(710,081)
Total other income, net	1,460,724	4,591,345	10,236,296	1,938,834	13,241,250	17,164,367
Net income (loss)	$ 631,724	$ 4,262,070	$ 9,460,263	$ (2,225,459)	$ 11,637,242	$ 14,334,250
Class A common stock [Member]
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	2,896,555	27,600,000	7,546,875	4,615,842	27,600,000	27,600,000
Weighted Average Number of Shares Outstanding, Diluted	2,896,555	27,600,000	7,546,875	4,615,842	27,600,000	27,600,000
Basic net income (loss) per share	$ 0.25	$ 0.13	$ 1.96	$ (1.03)	$ 0.35	$ 0.44
Diluted net income (loss) per share	$ 0.25	$ 0.13	$ 1.96	$ (1.03)	$ 0.35	$ 0.44
Class B Common Stock [Member]
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	6,900,000	6,900,000	6,684,375	6,900,000	6,900,000	6,900,000
Weighted Average Number of Shares Outstanding, Diluted	6,900,000	6,900,000	6,684,375	6,900,000	6,900,000	6,900,000
Basic net income (loss) per share	$ (0.01)	$ 0.09	$ (0.8)	$ 0.37	$ 0.29	$ 0.3
Diluted net income (loss) per share	$ (0.01)	$ 0.09	$ (0.8)	$ 0.37	$ 0.29	$ 0.3